Employee Benefit Plan, Summary of Accounting Policy - AES Corp Retirement Savings Plan [Domain]	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
EBP, Summary of Accounting Policy	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Accounting — The accompanying financial statements have been prepared on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”).
Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires the Plan to make estimates and assumptions that affect the reported amounts of net assets available for benefits and changes therein. Actual results could differ from those estimates.
Payment of Benefits — Benefits are recorded when paid.
Fair Value — Fair value, as defined in the fair value measurement accounting guidance, is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, or exit price. The Plan applies the fair value measurement accounting guidance to determine the fair value of investments. This guidance requires the use of the principal or most advantageous market from the perspective of the reporting entity. Fair value, where available, is based on observable quoted market prices. Where observable prices or inputs are not available, several valuation techniques are applied. The process involves varying levels of judgment, the degree of which is dependent on the price transparency of the instruments or market and the instruments’ complexity.
To increase consistency and enhance disclosure of the fair value of financial instruments, the fair value measurement accounting guidance contains a fair value hierarchy to prioritize the inputs used to measure fair value into three categories. A financial instrument’s level within the fair value hierarchy is based on the lowest level of input significant to the fair value measurement, where Level 1 is the highest and Level 3 is the lowest. The three levels are defined as follows:
Level 1: Quoted prices in active markets for identical assets or liabilities. Active markets are those in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
Level 2: Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices in active markets for similar assets or liabilities, quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.
Level 3: Unobservable inputs that are supported by little or no market activity and that are significant to the fair values of the assets or liabilities. Unobservable inputs should only be used to the extent observable inputs are not available.
The carrying amount of financial assets not measured at fair value on a recurring basis, including participant and employer contributions receivable and notes receivable for participant loans, approximates their fair value.
Investments and Revenue Recognition — The Plan’s investments are stated at fair value. Money market and other mutual funds are stated at their quoted market prices. All Plan investments that are classified within the fair value hierarchy are actively traded in an open market to support classification of the fair value measurement as Level 1.
The Plan's investments in collective investment trusts are valued using the net asset value quoted by the trustee, which is the readily determinable fair value and the basis for current transactions. The net asset value is calculated by each fund's manager based on the fair value, as determined by the investment provider, of the underlying assets held by the fund less its liabilities.
Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on an accrual basis. Dividends are recorded on the ex-dividend date. Net appreciation (depreciation) includes the Plan’s realized and unrealized gains and losses on investments bought and sold as well as those held during the year.
Risks and Uncertainties — Investment securities, in general, are exposed to various risks, such as interest rate, credit, and overall market volatility. Due to the level of risk associated with certain investment securities, it is reasonably possible that changes in the value of investment securities will occur in the near term, and those changes could materially affect the amounts reported in the Statements of Net Assets Available for Benefits.
New Accounting Pronouncements — As of December 31, 2025, there were no new accounting standards issued and not yet adopted that would have a material impact on the Plan's financial statements.

EBP, Investment, Fair Value and NAV	INVESTMENTS
All of the Plan's investments are measured at quoted market prices in active markets for identical assets except for its investments in collective investment trusts, which are measured at net asset value. The following table sets forth the Plan’s investments by type:

		December 31,
	Pricing Category	2025	2024
Collective Investment Trusts	Level 1	$730,224,562	$527,740,064
Self-Directed Investments	Level 1	80,047,981	71,122,755
The AES Corporation Common Stock	Level 1	31,451,624	29,651,191
Money Market Funds	Level 1	5	25,023,610
Mutual Funds	Level 1	—	64,519,325
Total investments		$841,724,172	$718,056,945
The Company’s stock is traded on the New York Stock Exchange. The Plan’s investment in the Company’s stock is stated at the closing quoted price. At December 31, 2025 and 2024, the closing quoted price of the Company’s common stock was $14.34 and $12.87 per share, respectively.